NUVEEN CALIFORNIA TAX FREE FUND

SUPPLEMENT DATED JUNE 30, 2011

TO THE PROSPECTUS DATED MARCH 21, 2011

Nuveen California Tax Free Fund (the “Fund”) has changed its fiscal year end to February 28. As a result, it has a new and separate prospectus dated June 30, 2011 and all references to the Fund in the prospectus dated March 21, 2011 are no longer applicable. Please refer to the prospectus dated June 30, 2011 for information about the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-OFCAP-0611P

NUVEEN CALIFORNIA TAX FREE FUND

SUPPLEMENT DATED JUNE 30, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2011

Nuveen California Tax Free Fund (the “Fund”) has changed its fiscal year end to February 28. As a result, it has a new and separate prospectus dated June 30, 2011 and all references to the Fund in the statement of additional information dated March 21, 2011 are no longer applicable. Please refer to the statement of additional information dated June 30, 2011 for information about the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-OFCSAI-0611P